Fair Value Measurements - Additional information about assets and liabilities measured at fair value on a recurring basis (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Corporate
Level 3 assets
Balance, beginning of period	$ 30,098	$ 23,818
Realized gains (losses)	4	4
Movement in unrealized gains (losses)	766	100
Purchases and issuances	10,691	10,278
Sales	(71)	0
Settlements	(7,274)	(282)
Transfers into Level 3	0	819
Transfers out of Level 3	(2,641)	(4,639)
Fixed maturities to short term investments classification change	0	0
Balance, end of period	31,573	30,098
Movement in total gains (losses) above relating to instruments still held at the reporting date	845	122
RMBS - Agency
Level 3 assets
Balance, beginning of period	32,005	32,041
Realized gains (losses)	10	(15)
Movement in unrealized gains (losses)	(23)	27
Purchases and issuances	0	0
Sales	(535)	0
Settlements	(3,349)	(6,307)
Transfers into Level 3	0	21,249
Transfers out of Level 3	(17,635)	(14,990)
Fixed maturities to short term investments classification change	0	0
Balance, end of period	10,473	32,005
Movement in total gains (losses) above relating to instruments still held at the reporting date	(27)	10
RMBS - Non-Agency
Level 3 assets
Balance, beginning of period	116	0
Realized gains (losses)	(1)	0
Movement in unrealized gains (losses)	(1)	0
Purchases and issuances	3,326	0
Sales	0	0
Settlements	(105)	0
Transfers into Level 3	0	116
Transfers out of Level 3	(3,326)	0
Fixed maturities to short term investments classification change	0	0
Balance, end of period	9	116
Movement in total gains (losses) above relating to instruments still held at the reporting date	(1)	0
CMBS
Level 3 assets
Balance, beginning of period	25,347	0
Realized gains (losses)	3	0
Movement in unrealized gains (losses)	(68)	20
Purchases and issuances	0	25,546
Sales	0	0
Settlements	(12,749)	(219)
Transfers into Level 3	0	0
Transfers out of Level 3	0	0
Fixed maturities to short term investments classification change	0	0
Balance, end of period	12,533	25,347
Movement in total gains (losses) above relating to instruments still held at the reporting date	(65)	20
CDO
Level 3 assets
Balance, beginning of period	701,736	650,851
Realized gains (losses)	4,364	(894)
Movement in unrealized gains (losses)	37,916	109,282
Purchases and issuances	136,035	0
Sales	(48,226)	(32,496)
Settlements	(121,572)	(24,536)
Transfers into Level 3	0	0
Transfers out of Level 3	0	(471)
Fixed maturities to short term investments classification change	0	0
Balance, end of period	710,253	701,736
Movement in total gains (losses) above relating to instruments still held at the reporting date	39,259	104,474
Other asset-backed securities
Level 3 assets
Balance, beginning of period	18,128	16,552
Realized gains (losses)	848	6,768
Movement in unrealized gains (losses)	1,691	(2,784)
Purchases and issuances	21,686	8,753
Sales	(15,711)	0
Settlements	(8,259)	(16,094)
Transfers into Level 3	0	4,933
Transfers out of Level 3	(6,506)	0
Fixed maturities to short term investments classification change	0	0
Balance, end of period	11,877	18,128
Movement in total gains (losses) above relating to instruments still held at the reporting date	(515)	(154)
Non-U.S. Sovereign Government, Provincial, Supranational, and Government-Related/Supported [Member]
Level 3 assets
Balance, beginning of period	0	0
Realized gains (losses)	0	0
Movement in unrealized gains (losses)	0	0
Purchases and issuances	0	0
Sales	0	0
Settlements	0	0
Transfers into Level 3	0	0
Transfers out of Level 3	0	0
Fixed maturities to short term investments classification change	0	0
Balance, end of period	0	0
Movement in total gains (losses) above relating to instruments still held at the reporting date	0	0
Short-term investments
Level 3 assets
Balance, beginning of period	0	0
Realized gains (losses)	(17)	0
Movement in unrealized gains (losses)	15	0
Purchases and issuances	2,017	0
Sales	0	0
Settlements	0	0
Transfers into Level 3	0	0
Transfers out of Level 3	0	0
Fixed maturities to short term investments classification change	0	0
Balance, end of period	2,015	0
Movement in total gains (losses) above relating to instruments still held at the reporting date	(2)	0
Other investments
Level 3 assets
Balance, beginning of period	115,272	113,959
Realized gains (losses)	7,545	5,083
Movement in unrealized gains (losses)	4,095	7,802
Purchases and issuances	18,340	7,375
Sales	(1,237)	0
Settlements	(30,543)	(18,637)
Transfers into Level 3	0	5
Transfers out of Level 3	0	(315)
Fixed maturities to short term investments classification change	0	0
Balance, end of period	113,472	115,272
Movement in total gains (losses) above relating to instruments still held at the reporting date	10,750	5,038
Derivative Contracts - Net
Level 3 liabilities
Balance, beginning of period	(36,247)	(42,644)
Realized gains (losses)	0	0
Movement in unrealized gains (losses)	7,137	6,397
Purchases and issuances	0	0
Sales	0	0
Settlements	0	0
Transfers into Level 3	0	0
Transfers out of Level 3	0	0
Balance, end of period	(29,110)	(36,247)
Movement in total gains (losses) above relating to instruments still held at the reporting date	$ 7,137	$ 6,397